CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023
Common stock, par value	$ 0.0001	$ 0.0001
Common stock shares authorized	900,000,000	900,000,000
Common stock, shares Issued	171,705	3,548
Common stock, shares outstanding	171,705	3,548
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000,000	200,000,000
Series A preferred stock
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	0
Preferred stock, shares issued	5,368,865	0
Preferred stock shares outstanding	5,368,865	0
Series B preferred stock
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,500,000	0
Preferred stock, shares issued	1,500,000	0
Preferred stock shares outstanding	1,500,000	0
Series C Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	0
Preferred stock, shares issued	2,861,128	0
Preferred stock shares outstanding	2,861,128	0